CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 1,754,677	$ 1,759,836	$ 1,836,332
Costs and Expenses
Cost of revenues	369,521	374,279	400,585
Sales and marketing	480,791	461,421	477,107
Product development	308,747	333,628	415,190
General and administrative	101,294	117,574	52,806
Impairment of intangible assets			10,176
Total costs and expenses	1,260,353	1,286,902	1,355,864
Income from operations	494,324	472,934	480,468
Income (loss) from equity method investments	(12,170)	13,392	(24,069)
Realized gain (loss) from investments	261	(766)	1,591
Fair value changes through earnings on investments, net	18,564	43,002	(243,619)
Investment-related impairment and provision	(93,382)	(23,642)	(71,081)
Interest income	123,336	118,209	105,434
Interest expense	(105,397)	(120,070)	(71,598)
Other loss, net	(4,881)	(277)	(49,040)
Income before income tax expenses	420,655	502,782	128,086
Less: income tax expenses	110,550	145,287	30,277
Net income	310,105	357,495	97,809
Less: Net income attributable to non-controlling interests and redeemable non-controlling interests	2,556	2,095	12,254
Accretion to redeemable non-controlling interests	6,748	12,802
Net income attributable to Weibo's shareholders	300,801	342,598	85,555
Other comprehensive loss
Currency translation adjustments (for which there were no taxes)	(99,325)	(114,683)	(261,729)
Total comprehensive income (loss)	210,780	242,812	(163,920)
Less: comprehensive income attributable to non-controlling interests and redeemable non-controlling interests	7,963	15,291	10,197
Comprehensive income (loss) attributable to Weibo's shareholders	$ 202,817	$ 227,521	$ (174,117)
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	237,324	235,560	235,164
Diluted (in shares)	265,241	239,974	236,407
Income per share:
Basic (in dollars per share)	$ 1.27	$ 1.45	$ 0.36
Diluted (in dollars per share)	$ 1.16	$ 1.43	$ 0.36
Advertising and marketing revenues
Revenues:
Total revenues	$ 1,498,693	$ 1,534,014	$ 1,596,650
Advertising and marketing revenues | Third parties
Revenues:
Total revenues	1,315,055	1,344,354	1,392,723
Advertising and marketing revenues | Other related parties
Revenues:
Total revenues	41,831	32,733	40,524
Advertising and marketing revenues | Alibaba | Related party
Revenues:
Total revenues	116,785	111,608	107,197
Advertising and marketing revenues | SINA | Related party
Revenues:
Total revenues	25,022	45,319	56,206
Value-added services revenues
Revenues:
Total revenues	$ 255,984	$ 225,822	$ 239,682